Expense Example - NVIT BlackRock Equity Dividend Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 3 Years	Class IV Shares 5 Years	Class IV Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years
USD ($)	82	273	480	1,077	107	351	615	1,367	82	273	480	1,077	66	225	398	899